Annual Operating Expenses {- Fidelity® Capital Appreciation Fund} - 10.31 Fidelity Capital Appreciation Fund K PRO-09 - Fidelity® Capital Appreciation Fund - Fidelity Capital Appreciation Fund-Class K	Dec. 30, 2022
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.69%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%
Total annual operating expenses	0.75%

[1]

(a)The management fee is comprised of a basic fee of 0.53% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the S&P 500® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.